Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision [Line Items]
Balance at beginning	$ 326,130	$ 305,271	$ 303,798
Provisions established	280,615	308,295	298,399
Application of provisions	(71,481)	(70,540)	(77,406)
Provisions released	(204,602)	(217,361)	(210,581)
Reclassifications
Other	2	465	(8,939)
Balance at end	330,664	326,130	305,271
Personnel salaries and expenses [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision [Line Items]
Balance at beginning	101,223	93,379	97,576
Provisions established	76,281	78,316	80,912
Application of provisions	(71,481)	(70,385)	(72,975)
Provisions released	(1,755)	(552)	(3,195)
Reclassifications
Other	2	465	(8,939)
Balance at end	104,270	101,223	93,379
Mandatory Dividend [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision [Line Items]
Balance at beginning	185,727	178,600	168,840
Provisions established	164,284	185,727	178,600
Application of provisions
Provisions released	(185,727)	(178,600)	(168,840)
Reclassifications
Other
Balance at end	164,284	185,727	178,600
Contingent loan risk [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision [Line Items]
Balance at beginning	23,240	23,709	9,480
Provisions established	14,683	15,879	19,240
Application of provisions
Provisions released	(9,676)	(16,348)	(5,011)
Reclassifications
Other
Balance at end	28,247	23,240	23,709
Contingencies [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provision [Line Items]
Balance at beginning	15,940	9,583	27,902
Provisions established	25,367	28,373	19,647
Application of provisions		(155)	(4,431)
Provisions released	(7,444)	(21,861)	(33,535)
Reclassifications
Other
Balance at end	$ 33,863	$ 15,940	$ 9,583